Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7.	Inventories

As of December 31, 2011 and 2012, inventories consisted of the following:

	December 31,
	2011	2012
	(in thousands)

Finished goods	$30,703	39,988
Work in process	57,737	60,227
Raw materials	24,505	16,424
Supplies	40	32
	$112,985	116,671

Inventory write-downs were $10,557 thousand, $9,138 thousand and $12,418 thousand for the years ended December 31, 2010, 2011 and 2012, respectively, and are included in cost of revenues.